The Jensen Portfolio, Inc. dba Jensen Quality Growth Fund

Supplement to the
Statement of Additional Information
dated September 30, 2014 (and as supplemented on February 12, 2015)

July 27, 2015

Gary W. Hibler, a member of the board of directors of The Jensen Portfolio, Inc. dba Jensen Quality Growth Fund (the “Fund”), and a founder of the Fund, retired from service as a director on July 16, 2015.

On July 17, 2015, the Fund’s board of directors elected Robert D. McIver, the President of the Fund and President of the Fund’s investment adviser, Jensen Investment Management, Inc., as a director of the Fund to fill the vacancy on the board of directors resulting from Gary Hibler’s retirement from service as a director of the Fund.

Within the Statement of Additional Information (“SAI”), please (i) delete the information for Mr. Hibler in the “Interested Directors” table on page 7 of the SAI and under the heading “Board Conclusion on Individual Director Skills, Attributes, Qualifications, and Experience” on page 11 of the SAI, and (ii) add the following to the “Interested Directors” table beginning on page 7 of the SAI:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years
INTERESTED DIRECTORS
Robert D. McIver** Jensen Investment Management, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234 Year of Birth: 1965	Director and President	Indefinite Term; since July 17, 2015; 1 Year Term as President of the Fund; Served as President since February 2007.	Director (since July 17, 2015) of the Fund; President and Director (February 2007 – present) and Director of Operations (2004 – February 2007) of Jensen Investment Management, Inc.; General Manager of Fairmont Villa Management and Vice President of Fairmont Riverside Golf Estates Ltd (2001 – 2004); Chief Investment Officer, Schroder & Co. Trust Bank (1999 – 2001); Portfolio Manager, Schroder Investment Management (1989 – 1999).	1	Jensen Investment Management, Inc. (since February 2007)

Any portion of the Fund’s Statement of Additional Information not specifically addressed in this supplement remains unchanged.

Please retain this supplement for future reference.